UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian Wiedmeyer, President

Managed Portfolio Series

c/o U.S. Bank Global Fund Services

777 East Wisconsin Ave., 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1712

Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2025

Date of reporting period: May 31, 2025

Item 1. Reports to Stockholders.

(a)

Reinhart Midcap PMV Fund
Investor Class | RPMMX
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about the Reinhart Midcap PMV Fund for the period of June 1, 2024, to May 31, 2025.  You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$132	1.30%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Reinhart Mid Cap PMV Fund – Investor Class generated a return of +2.47% for the twelve-month period ended May 31, 2025,  underperforming the Russell 3000 Index return of +13.12% over the same period. Given our focus on small and mid-capitalization companies and Private Market Value valuation discipline, we would highlight two stylistic headwinds during the period: 1) large-capitalization companies outperformed small-capitalization companies by over 1000 bps during the period (Russell 1000 Index +13.73% vs. Russell 2500 Index +3.28%) and 2) Growth outperformed Value by over 850 bps (Russell 3000 Growth Index +17.04% vs. Russell 3000 Value Index +8.40%). Within the portfolio, negative selection effect more than offset slightly positive allocation effect. At the sector level, Industrials, Real Estate, and Health Care were the largest relative detractors while Information Technology, Energy (one stock) and Utilities (one stock) were contributors. Regarding stock selection, a few detractors – including FMC Corp. and Leslie’s – were hit by severe destocking headwinds while Charles River Laboratories declined after the FDA’s stated intention to move away from animal testing. We ultimately sold those positions due to longer-term impairment risk. Conversely, we remain bullish on other problem stocks during the period like business services company Insperity and biotech holding Lantheus. Despite the volatile sentiment for both stocks, we continue to believe that the challenges each company faces will be transitory, and earnings power will recover in the years that follow. Stock contributors included Paycom Software, SS&C Technologies, Live Nation Entertainment, LPL Financial and Encompass Health.
HOW DID THE FUND PERFORM SINCE INCEPTION?1
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return  NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Reinhart Midcap PMV Fund	PAGE 1	TSR-AR-56166Y842

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	2.47	10.20	5.60
Russell 3000 Total Return	13.12	15.34	12.21
Russell Midcap Value Total Return	6.03	13.18	7.74
Visit https://reinhartfunds.com for more recent performance information.
1	The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$112,498,347
Number of Holdings	43
Net Advisory Fee	$823,736
Portfolio Turnover	32%
Visit https://reinhartfunds.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)*

Industry	(%)**
Financials	24.3%
Industrials	18.6%
Consumer Discretionary	12.9%
Information Technology	12.1%
Real Estate	7.1%
Health Care	7.1%
Materials	4.4%
Consumer Staples	3.2%
Utilities	2.5%
Cash & Other	7.8%

Top 10 Issuers	(%)**
Paycom Software	4.7%
Tapestry, Inc.	3.3%
LPL Financial Holdings	3.3%
Affiliated Managers Group	3.2%
Insperity	3.2%
SS&C Technologies Holdings	3.1%
TransUnion	3.1%
U-Haul Holding, Series N	2.9%
LKQ	2.8%
M&T Bank	2.7%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Percentages are stated as a % of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://reinhartfunds.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Reinhart Partners, LLC documents not be householded, please contact Reinhart Partners, LLC at  1-855-774-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Reinhart Partners, LLC  or your financial intermediary.
Reinhart Midcap PMV Fund	PAGE 2	TSR-AR-56166Y842

Reinhart Midcap PMV Fund
Advisor Class | RPMVX
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about the Reinhart Midcap PMV Fund for the period of June 1, 2024, to May 31, 2025.  You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$106	1.05%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Reinhart Mid Cap PMV Fund – Advisor Class generated a return of +2.73% for the twelve-month period ended May 31, 2025,  underperforming the Russell 3000 Index return of +13.12% over the same period. Given our focus on small and mid-capitalization companies and Private Market Value valuation discipline, we would highlight two stylistic headwinds during the period: 1) large-capitalization companies outperformed small-capitalization companies by over 1000 bps during the period (Russell 1000 Index +13.73% vs. Russell 2500 Index +3.28%) and 2) Growth outperformed Value by over 850 bps (Russell 3000 Growth Index +17.04% vs. Russell 3000 Value Index +8.40%). Within the portfolio, negative selection effect more than offset slightly positive allocation effect. At the sector level, Industrials, Real Estate, and Health Care were the largest relative detractors while Information Technology, Energy (one stock) and Utilities (one stock) were contributors. Regarding stock selection, a few detractors – including FMC Corp. and Leslie’s – were hit by severe destocking headwinds while Charles River Laboratories declined after the FDA’s stated intention to move away from animal testing. We ultimately sold those positions due to longer-term impairment risk. Conversely, we remain bullish on other problem stocks during the period like business services company Insperity and biotech holding Lantheus. Despite the volatile sentiment for both stocks, we continue to believe that the challenges each company faces will be transitory, and earnings power will recover in the years that follow. Stock contributors included Paycom Software, SS&C Technologies, Live Nation Entertainment, LPL Financial and Encompass Health.
HOW DID THE FUND PERFORM SINCE INCEPTION?1
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return  NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Reinhart Midcap PMV Fund	PAGE 1	TSR-AR-56166Y834

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class	2.73	10.48	5.86
Russell 3000 Total Return	13.12	15.34	12.21
Russell Midcap Value Total Return	6.03	13.18	7.74
Visit https://reinhartfunds.com for more recent performance information.
1	The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$112,498,347
Number of Holdings	43
Net Advisory Fee	$823,736
Portfolio Turnover	32%
Visit https://reinhartfunds.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)*

Industry	(%)**
Financials	24.3%
Industrials	18.6%
Consumer Discretionary	12.9%
Information Technology	12.1%
Real Estate	7.1%
Health Care	7.1%
Materials	4.4%
Consumer Staples	3.2%
Utilities	2.5%
Cash & Other	7.8%

Top 10 Issuers	(%)**
Paycom Software	4.7%
Tapestry, Inc.	3.3%
LPL Financial Holdings	3.3%
Affiliated Managers Group	3.2%
Insperity	3.2%
SS&C Technologies Holdings	3.1%
TransUnion	3.1%
U-Haul Holding, Series N	2.9%
LKQ	2.8%
M&T Bank	2.7%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Percentages are stated as a % of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://reinhartfunds.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Reinhart Partners, LLC documents not be householded, please contact Reinhart Partners, LLC at  1-855-774-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Reinhart Partners, LLC  or your financial intermediary.
Reinhart Midcap PMV Fund	PAGE 2	TSR-AR-56166Y834

Reinhart Midcap PMV Fund
Institutional Class | RPMNX
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about the Reinhart Midcap PMV Fund for the period of June 1, 2024, to May 31, 2025.  You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$91	0.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Reinhart Mid Cap PMV Fund – Institutional Class generated a return of +2.94% for the twelve-month period ended May 31, 2025,  underperforming the Russell 3000 Index return of +13.12% over the same period. Given our focus on small and mid-capitalization companies and Private Market Value valuation discipline, we would highlight two stylistic headwinds during the period: 1) large-capitalization companies outperformed small-capitalization companies by over 1000 bps during the period (Russell 1000 Index +13.73% vs. Russell 2500 Index +3.28%) and 2) Growth outperformed Value by over 850 bps (Russell 3000 Growth Index +17.04% vs. Russell 3000 Value Index +8.40%). Within the portfolio, negative selection effect more than offset slightly positive allocation effect. At the sector level, Industrials, Real Estate, and Health Care were the largest relative detractors while Information Technology, Energy (one stock) and Utilities (one stock) were contributors. Regarding stock selection, a few detractors – including FMC Corp. and Leslie’s – were hit by severe destocking headwinds while Charles River Laboratories declined after the FDA’s stated intention to move away from animal testing. We ultimately sold those positions due to longer-term impairment risk. Conversely, we remain bullish on other problem stocks during the period like business services company Insperity and biotech holding Lantheus. Despite the volatile sentiment for both stocks, we continue to believe that the challenges each company faces will be transitory, and earnings power will recover in the years that follow. Stock contributors included Paycom Software, SS&C Technologies, Live Nation Entertainment, LPL Financial and Encompass Health.
HOW DID THE FUND PERFORM SINCE INCEPTION?1
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE  (Initial Investment of $1,000,000)
Reinhart Midcap PMV Fund	PAGE 1	TSR-AR-56167N654

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/29/2017)
Institutional Class	2.94	10.62	5.69
Russell 3000 Total Return	13.12	15.34	12.94
Russell Midcap Value Total Return	6.03	13.18	7.72
Visit https://reinhartfunds.com for more recent performance information.
1	The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$112,498,347
Number of Holdings	43
Net Advisory Fee	$823,736
Portfolio Turnover	32%
Visit https://reinhartfunds.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)*

Industry	(%)**
Financials	24.3%
Industrials	18.6%
Consumer Discretionary	12.9%
Information Technology	12.1%
Real Estate	7.1%
Health Care	7.1%
Materials	4.4%
Consumer Staples	3.2%
Utilities	2.5%
Cash & Other	7.8%

Top 10 Issuers	(%)**
Paycom Software	4.7%
Tapestry, Inc.	3.3%
LPL Financial Holdings	3.3%
Affiliated Managers Group	3.2%
Insperity	3.2%
SS&C Technologies Holdings	3.1%
TransUnion	3.1%
U-Haul Holding, Series N	2.9%
LKQ	2.8%
M&T Bank	2.7%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Percentages are stated as a % of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://reinhartfunds.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Reinhart Partners, LLC documents not be householded, please contact Reinhart Partners, LLC at  1-855-774-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Reinhart Partners, LLC  or your financial intermediary.
Reinhart Midcap PMV Fund	PAGE 2	TSR-AR-56167N654

Reinhart Genesis PMV Fund
Investor Class | RPMAX
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about the Reinhart Genesis PMV Fund for the period of June 1, 2024, to May 31, 2025.  You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$121	1.20%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Reinhart Genesis PMV Fund – Investor Class generated a return of +1.20% for the twelve-month period ended May 31, 2025, lagging the Russell 3000 Index return of +13.12% over the same period. Given our focus on smaller-capitalization companies and Private Market Value valuation discipline, we would highlight two stylistic headwinds during the period: 1) large-capitalization companies outperformed small-capitalization companies by over 1250 bps during the period (Russell 1000 Index +13.73% vs. Russell 2000 Index +1.18%) and 2) Growth outperformed Value by over 850 bps (Russell 3000 Growth Index +17.04% vs. Russell 3000 Value Index +8.40%). Within the portfolio, negative selection effect more than offset positive allocation effect. At the sector level, Industrials and Information Technology were the largest relative detractors while Consumer Staples (one stock) and Energy (no holdings) were modest contributors during the period. Finally, given the increased market volatility with macro and tariff uncertainty, portfolio activity picked up with six new purchases and nine complete sales during the trailing fiscal year.
HOW DID THE FUND PERFORM SINCE INCEPTION?1
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return  NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Reinhart Genesis PMV Fund	PAGE 1	TSR-AR-56166Y248

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/31/2018)
Investor Class	1.20	15.63	9.03
Russell 3000 Total Return	13.12	15.34	12.86
Russell 2000 Value Total Return	-1.14	12.03	4.21
Visit https://reinhartfunds.com for more recent performance information.
1	The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$504,001,278
Number of Holdings	36
Net Advisory Fee	$3,865,128
Portfolio Turnover	44%
Visit https://reinhartfunds.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)*

Industry	(%)**
Financials	26.6%
Information Technology	23.2%
Industrials	19.2%
Consumer Discretionary	12.8%
Health Care	8.5%
Real Estate	5.0%
Materials	1.5%
Cash & Other	3.2%

Top 10 Issuers	(%)**
frontdoor	5.0%
First Citizens BancShares	4.8%
Insperity	3.9%
Lantheus Holdings	3.9%
Modine Manufacturing	3.9%
Euronet Worldwide	3.8%
Assured Guaranty	3.8%
Axcelis Technologies, Inc.	3.6%
Silicon Motion Technology	3.6%
InterDigital	3.5%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Percentages are stated as a % of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://reinhartfunds.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Reinhart Partners, LLC documents not be householded, please contact Reinhart Partners, LLC at  1-855-774-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Reinhart Partners, LLC  or your financial intermediary.
Reinhart Genesis PMV Fund	PAGE 2	TSR-AR-56166Y248

Reinhart Genesis PMV Fund
Advisor Class | RPMFX
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about the Reinhart Genesis PMV Fund for the period of June 1, 2024, to May 31, 2025.  You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$96	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Reinhart Genesis PMV Fund – Advisor Class generated a return of +1.55% for the twelve-month period ended May 31, 2025, lagging the Russell 3000 Index return of +13.12% over the same period. Given our focus on smaller-capitalization companies and Private Market Value valuation discipline, we would highlight two stylistic headwinds during the period: 1) large-capitalization companies outperformed small-capitalization companies by over 1250 bps during the period (Russell 1000 Index +13.73% vs. Russell 2000 Index +1.18%) and 2) Growth outperformed Value by over 850 bps (Russell 3000 Growth Index +17.04% vs. Russell 3000 Value Index +8.40%). Within the portfolio, negative selection effect more than offset positive allocation effect. At the sector level, Industrials and Information Technology were the largest relative detractors while Consumer Staples (one stock) and Energy (no holdings) were modest contributors during the period. Finally, given the increased market volatility with macro and tariff uncertainty, portfolio activity picked up with six new purchases and nine complete sales during the trailing fiscal year.
HOW DID THE FUND PERFORM SINCE INCEPTION?1
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return  NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Reinhart Genesis PMV Fund	PAGE 1	TSR-AR-56166Y230

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/31/2018)
Advisor Class	1.55	15.94	9.32
Russell 3000 Total Return	13.12	15.34	12.86
Russell 2000 Value Total Return	-1.14	12.03	4.21
Visit https://reinhartfunds.com for more recent performance information.
1	The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$504,001,278
Number of Holdings	36
Net Advisory Fee	$3,865,128
Portfolio Turnover	44%
Visit https://reinhartfunds.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)*

Industry	(%)**
Financials	26.6%
Information Technology	23.2%
Industrials	19.2%
Consumer Discretionary	12.8%
Health Care	8.5%
Real Estate	5.0%
Materials	1.5%
Cash & Other	3.2%

Top 10 Issuers	(%)**
frontdoor	5.0%
First Citizens BancShares	4.8%
Insperity	3.9%
Lantheus Holdings	3.9%
Modine Manufacturing	3.9%
Euronet Worldwide	3.8%
Assured Guaranty	3.8%
Axcelis Technologies, Inc.	3.6%
Silicon Motion Technology	3.6%
InterDigital	3.5%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Percentages are stated as a % of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://reinhartfunds.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Reinhart Partners, LLC documents not be householded, please contact Reinhart Partners, LLC at  1-855-774-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Reinhart Partners, LLC  or your financial intermediary.
Reinhart Genesis PMV Fund	PAGE 2	TSR-AR-56166Y230

Reinhart International PMV Fund
Advisor Class | RPMYX
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about the Reinhart International PMV Fund for the period of June 1, 2024, to May 31, 2025.  You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$103	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Reinhart International PMV Fund – Advisor Class generated a return of +16.29% for the twelve-month period ended May 31, 2025, outperforming the MSCI ACWI ex-US Index return of +13.75% over the same period. We are pleased with solid absolute and relative performance for the period as we have surpassed a three-year track record for the fund, a meaningful achievement. Within the portfolio, selection effect and allocation effect were both positive. Moving onto the specific performance drivers for the fiscal year, solid portfolio results within Consumer Discretionary (five stocks up over 25% during the period) and Industrials more than offset by weakness in Information Technology and Financials. As can be the case within a concentrated portfolio and bottom-up investment process, our largest contributors – including Mercari, Coway, Booking, Sanwa and Bawag were largely idiosyncratic and company-specific with a mix of improving fundamentals and strong execution among our lesser-followed holdings. Conversely, negative standouts included Endava, Silicon Motion, Edenred, ICON and B&M European Value Retail.
HOW DID THE FUND PERFORM SINCE INCEPTION?1
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return  NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/31/2022)
Advisor Class	16.29	11.54
MSCI AC WORLD INDEX ex USA Net (USD)	13.75	9.40
Morningstar Global ex-US Target Market Exposure NR USD	13.18	9.34
Visit https://reinhartfunds.com for more recent performance information.
Reinhart International PMV Fund	PAGE 1	TSR-AR-56167N365

1	The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$2,165,343
Number of Holdings	46
Net Advisory Fee	$0
Portfolio Turnover	67%
Visit https://reinhartfunds.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)*

Industry	(%)**
Consumer Discretionary	19.8%
Financials	19.2%
Information Technology	17.5%
Industrials	12.3%
Consumer Staples	8.8%
Communication Services	6.2%
Health Care	5.3%
Real Estate	4.8%
Materials	4.2%
Cash & Other	1.9%

Top 10 Issuers	(%)**
Silicon Motion Technology	3.8%
Edenred	3.6%
Jeronimo Martins SGPS SA	3.4%
Mercari	3.4%
Taiwan Semiconductor Manufacturing	3.1%
First American Treasury Obligations Fund	3.1%
Euronet Worldwide	3.0%
B&M European Value Retail SA	3.0%
ConvaTec Group PLC	2.9%
Bank of Ireland Group plc	2.9%

Top Ten Countries	(%)**
France	13.0%
United States	7.3%
Canada	9.5%
United Kingdom	9.0%
Japan	7.6%
Taiwan	6.9%
China	5.8%
Ireland	5.2%
Mexico	5.0%
Cash & Other	30.7%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Percentages are stated as a % of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://reinhartfunds.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Reinhart Partners, LLC documents not be householded, please contact Reinhart Partners, LLC at  1-855-774-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Reinhart Partners, LLC  or your financial intermediary.
Reinhart International PMV Fund	PAGE 2	TSR-AR-56167N365

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Leonard M. Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other Services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 05/31/2025	FYE 05/31/2024
(a) Audit Fees	$49,250	$47,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$10,500	$10,500
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 05/31/2025	FYE 05/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 05/31/2025	FYE 05/31/2024
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Reinhart Genesis PMV Fund
Reinhart International PMV Fund
Reinhart Mid Cap PMV Fund
Core Financial Statements
May 31, 2025

Reinhart Genesis PMV Fund
Schedule of Investments
May 31, 2025

	Shares	Value
COMMON STOCKS - 96.8%
Consumer Discretionary - 12.8%
frontdoor(a)	457,105	$25,145,346
Grand Canyon Education(a)	55,400	10,960,613
Hillman Solutions(a)	2,083,575	15,085,083
YETI Holdings, Inc.(a)	428,690	13,100,767
		64,291,809
Financials - 26.7%(b)
Air Lease - Class A	213,480	12,298,583
Assured Guaranty	223,600	18,905,380
First American Financial	250,000	13,952,500
First Citizens BancShares - Class A	13,130	24,275,794
First Hawaiian	452,490	10,805,461
Independent Bank Corp.	72,000	4,428,000
International Bancshares	141,020	8,832,083
Skyward Specialty Insurance Group, Inc.(a)	188,000	11,909,800
White Mountains Insurance Group	6,400	11,422,720
Wintrust Financial	147,187	17,575,600
		134,405,921
Health Care - 8.4%
AdaptHealth(a)	1,570,000	14,098,600
Encompass Health	73,920	8,936,928
Lantheus Holdings(a)	259,000	19,570,040
		42,605,568
Industrials - 19.2%
GMS(a)	129,562	9,811,730
GXO Logistics(a)	150,000	6,171,000
Insperity	305,830	19,793,318
Landstar System, Inc.	81,000	11,114,820
MAXIMUS	179,000	12,979,290
Modine Manufacturing(a)	215,445	19,562,406
U-Haul Holding - Series N	307,187	17,521,946
		96,954,510
Information Technology - 23.2%
ACI Worldwide(a)	202,000	9,344,520
ASGN(a)	210,100	11,095,381
Axcelis Technologies, Inc.(a)	323,845	18,245,427
Euronet Worldwide(a)	177,000	19,165,560
FormFactor(a)	399,000	11,910,150
InterDigital	81,000	17,598,060
PAR Technology(a)	173,375	11,366,465
Silicon Motion Technology - ADR	295,000	18,054,000
		116,779,563
Materials - 1.5%
Element Solutions	348,500	7,450,930

The accompanying notes are an integral part of these financial statements.

1

Reinhart Genesis PMV Fund
Schedule of Investments
May 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Real Estate - 5.0%
Marcus & Millichap	469,605	$13,529,320
Ryman Hospitality Properties - REIT	118,440	11,501,708
		25,031,028
TOTAL COMMON STOCKS (Cost $416,116,035)		487,519,329
SHORT-TERM INVESTMENTS - 3.3%
Money Market Funds - 3.3%
First American Treasury Obligations Fund - Class X, 4.24%(c)	16,856,782	16,856,782
TOTAL SHORT-TERM INVESTMENTS (Cost $16,856,782)		16,856,782
TOTAL INVESTMENTS - 100.1% (Cost $432,972,817)		$504,376,111
Liabilities in Excess of Other Assets - (0.1)%		(374,833)
TOTAL NET ASSETS - 100.0%		$504,001,278

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
The accompanying notes are an integral part of these financial statements.

2

Reinhart International PMV Fund
Schedule of Investments
May 31, 2025

	Shares	Value
COMMON STOCKS - 98.1%
Austria - 2.3%
BAWAG Group AG	400	$49,836
Canada - 9.4%
Boyd Group Services	150	22,404
CCL Industries - Class B	800	46,653
Constellation Software	10	36,257
Dollarama	200	25,722
Element Fleet Management	2,000	47,655
Granite Real Estate Investment Trust	500	25,613
		204,304
Cayman Islands - 2.3%
Manchester United PLC - Class A(a)	3,500	49,595
China - 5.9%
China Feihe	30,000	23,185
JD Logistics(a)	35,000	55,080
NetEase - ADR	400	48,704
		126,969
France - 13.0%
Capgemini SE	300	49,819
Edenred	2,500	78,099
Elis SA	2,000	54,439
La Francaise des Jeux SAEM	1,400	51,379
LVMH Moet Hennessy Louis Vuitton SE	90	48,817
		282,553
Germany - 1.7%
CTS Eventim AG	300	36,389
Greece - 2.4%
JUMBO SA	1,600	51,994
Ireland - 5.2%
Bank of Ireland Group plc	4,500	61,780
ICON PLC(a)	400	52,112
		113,892
Israel - 2.4%
Sapiens International Corp. NV	1,800	51,660
Italy - 2.0%
Buzzi Unicem SpA	860	44,245
Japan - 7.5%
Horiba Ltd.	785	55,855
Mercari(a)	4,400	72,721
Sanwa Holdings Corp.	1,000	34,427
		163,003

The accompanying notes are an integral part of these financial statements.

3

Reinhart International PMV Fund
Schedule of Investments
May 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Luxembourg - 3.0%
B&M European Value Retail SA	14,000	$64,595
Mexico - 5.0%
Arca Continental SAB de CV	4,300	47,332
Bolsa Mexicana de Valores SAB de CV	28,000	61,223
		108,555
Netherlands - 1.5%
Euronext NV	200	32,596
Portugal - 3.4%
Jeronimo Martins SGPS SA	2,900	73,098
Republic of Korea - 2.7%
Coway	900	57,875
Spain - 2.5%
Aena SME SA	200	53,807
Sweden - 1.8%
Svenska Handelsbanken AB - Class A	2,900	38,746
Taiwan - 6.9%
Silicon Motion Technology - ADR	1,335	81,702
Taiwan Semiconductor Manufacturing - ADR	350	67,662
		149,364
United Kingdom - 9.0%
ConvaTec Group PLC	16,000	62,575
Endava plc - ADR(a)	2,230	34,431
London Stock Exchange Group plc	200	30,431
Nomad Foods	1,500	26,250
UNITE Group plc - REIT	3,500	40,681
		194,368
United States - 7.3%
Booking Holdings	10	55,189
Cushman & Wakefield plc(a)	3,700	37,111
Euronet Worldwide(a)	600	64,968
		157,268
Vietnam - 0.9%
Vietnam Dairy Products JSC	9,200	19,392
TOTAL COMMON STOCKS (Cost $1,843,776)		2,124,104

The accompanying notes are an integral part of these financial statements.

4

Reinhart International PMV Fund
Schedule of Investments
May 31, 2025(Continued)

	Contracts	Value
WARRANTS - 0.0%(b)
Canada - 0.0%(b)
Constellation Software, Expires 03/31/2040, Exercise Price $0.00(a)(c)	20	$0
TOTAL WARRANTS (Cost $0)		0
	Shares
SHORT-TERM INVESTMENTS - 3.1%
Money Market Funds - 3.1%
First American Treasury Obligations Fund - Class X, 4.24%(d)	67,070	67,070
TOTAL SHORT-TERM INVESTMENTS (Cost $67,070)		67,070
TOTAL INVESTMENTS - 101.2% (Cost $1,910,846)		$2,191,174
Liabilities in Excess of Other Assets - (1.2)%		(25,831)
TOTAL NET ASSETS - 100.0%		$2,165,343

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®“) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of May 31, 2025.

(d)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
Sector Classification as of May 31, 2025
(% of Net Assets)

Consumer Discretionary	$428,291	19.8%
Financials	417,679	19.2
Information Technology	377,386	17.5
Industrials	267,812	12.3
Consumer Staples	189,258	8.8
Communication Services	134,688	6.2
Health Care	114,687	5.3
Real Estate	103,405	4.8
Materials	90,898	4.2
Money Market Funds	67,070	3.1
Liabilities in Excess of Other Assets	(25,831)	(1.2)
	2,165,343	100.0%

The accompanying notes are an integral part of these financial statements.

5

Reinhart Mid Cap PMV Fund
Schedule of Investments
May 31, 2025

	Shares	Value
COMMON STOCKS - 97.0%
Communication Services - 2.5%
Live Nation Entertainment(a)	20,345	$2,791,130
Consumer Discretionary - 12.9%
Allison Transmission Holdings	28,330	2,932,722
LKQ	78,310	3,169,206
Marriott International, Inc./MD - Class A	4,680	1,234,724
Tapestry, Inc.	47,645	3,742,515
TransUnion	40,870	3,499,698
		14,578,865
Consumer Staples - 3.2%
BJ’s Wholesale Club Holdings(a)	13,900	1,573,619
Dollar General	21,330	2,074,342
		3,647,961
Energy - 2.3%
Baker Hughes, Class A	69,035	2,557,747
Financials - 24.3%
Affiliated Managers Group	20,730	3,648,480
American Financial Group	17,120	2,122,538
BOK Financial	21,861	2,064,116
Fidelity National Information Services	34,720	2,764,059
First Citizens BancShares - Class A	661	1,222,110
Global Payments	23,835	1,802,164
Intercontinental Exchange	13,665	2,456,967
LPL Financial Holdings	9,490	3,674,148
M&T Bank	16,575	3,027,258
Progressive	5,917	1,685,931
White Mountains Insurance Group	1,598	2,852,110
		27,319,881
Health Care - 7.1%
Encompass Health	23,752	2,871,617
Lantheus Holdings(a)	37,905	2,864,102
Zimmer Biomet Holdings	24,340	2,243,418
		7,979,137
Industrials - 18.6%
A O Smith Corp.	35,600	2,289,436
Insperity	55,765	3,609,111
Landstar System, Inc.	14,615	2,005,470
Paycom Software	20,530	5,319,118
Sensata Technologies Holding	90,000	2,345,400
Snap-on	3,845	1,233,284
U-Haul Holding, Series N	57,140	3,259,266
WillScot Mobile Mini Holdings Corp.	33,510	903,094
		20,964,179

The accompanying notes are an integral part of these financial statements.

6

Reinhart Mid Cap PMV Fund
Schedule of Investments
May 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - 12.1%
Cognizant Technology Solutions - Class A	28,735	$2,327,248
Fidelity National Financial	47,105	2,579,941
Keysight Technologies(a)	16,995	2,668,895
Microchip Technology, Inc.	41,915	2,432,747
SS&C Technologies Holdings	43,435	3,509,982
		13,518,813
Materials - 4.4%
Avantor(a)	190,420	2,458,322
Eagle Materials	12,175	2,461,907
		4,920,229
Real Estate - 7.1%
Americold Realty Trust - REIT	137,110	2,271,913
Camden Property Trust - REIT	24,795	2,913,164
Rexford Industrial Realty - REIT	81,375	2,867,655
		8,052,732
Utilities - 2.5%
Xcel Energy, Inc.	40,065	2,808,556
TOTAL COMMON STOCKS (Cost $87,050,475)		109,139,230
SHORT-TERM INVESTMENTS - 2.6%
Money Market Funds - 2.6%
First American Treasury Obligations Fund - Class X, 4.24%(b)	2,953,862	2,953,862
TOTAL SHORT-TERM INVESTMENTS (Cost $2,953,862)		2,953,862
TOTAL INVESTMENTS - 99.6% (Cost $90,004,337)		$112,093,092
Other Assets in Excess of Liabilities - 0.4%		405,255
TOTAL NET ASSETS - 100.0%		$112,498,347

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
The accompanying notes are an integral part of these financial statements.

7

Reinhart Funds
Statements of Assets and Liabilities
May 31, 2025

	Reinhart Genesis PMV Fund	Reinhart International PMV Fund	Reinhart Mid Cap PMV Fund
ASSETS:
Investments, at value	$504,376,111	$2,191,174	$112,093,092
Receivable for fund shares sold	157,886	—	201
Interest receivable	54,334	215	15,807
Cash	53,700	—	—
Dividends receivable	25,604	4,212	47,252
Receivable for investments sold	—	—	599,198
Dividend tax reclaims receivable	—	1,074	—
Foreign currency, at value	—	1,901	—
Receivable from Adviser	—	9,168	—
Prepaid expenses and other assets	36,128	5,021	20,572
Total assets	504,703,763	2,212,765	112,776,122
LIABILITIES:
Payable to adviser	306,853	—	75,715
Payable for capital shares redeemed	153,995	—	72,282
Payable for fund administration and accounting fees	79,713	16,936	33,257
Payable for distribution and shareholder servicing fees	72,290	—	34,692
Payable for transfer agent fees and expenses	21,411	1,213	15,704
Payable for audit fees	21,248	19,498	22,748
Payable for custodian fees	10,708	3,511	2,151
Payable for legal fees	4,068	3,068	4,073
Payable for compliance fees	2,914	2,915	2,915
Payable for expenses and other liabilities	29,285	281	14,238
Total liabilities	702,485	47,422	277,775
NET ASSETS	$ 504,001,278	$2,165,343	$112,498,347
Net Assets Consists of:
Paid-in capital	$434,499,748	$1,866,497	$88,905,967
Total distributable earnings	69,501,530	298,846	23,592,380
Total net assets	$ 504,001,278	$2,165,343	$112,498,347

The accompanying notes are an integral part of these financial statements.

8

Reinhart Funds
Statements of Assets and Liabilities
May 31, 2025(Continued)

	Reinhart Genesis PMV Fund	Reinhart International PMV Fund	Reinhart Mid Cap PMV Fund
Advisor Class
Net assets	$478,579,603	$2,165,343	$78,995,418
Shares issued and outstanding(a)	31,786,267	179,863	4,619,887
Net asset value per share	$15.06	$12.04	$17.10
Institutional Class
Net assets	$—	$—	$5,655,075
Shares issued and outstanding(a)	—	—	328,467
Net asset value per share	$—	$—	$17.22
Investor Class
Net assets	$25,421,675	$—	$27,847,854
Shares issued and outstanding(a)	1,703,349	—	1,627,679
Net asset value per share	$14.92	$—	$17.11
Cost:
Investments, at cost	$432,972,817	$1,910,846	$90,004,337
Foreign currency, at cost	$—	$1,901	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

9

Reinhart Funds
Statements of Operations
For the Year Ended May 31, 2025

	Reinhart Genesis PMV Fund	Reinhart International PMV Fund	Reinhart Mid Cap PMV Fund
INVESTMENT INCOME:
Dividend income	$5,453,368	$46,348	$1,955,558
Interest income	768,239	2,449	214,902
Less: Dividend withholding taxes	—	(5,755)	(78)
Total investment income	6,221,607	43,042	2,170,382
EXPENSES:
Investment advisory fee (See Note 4)	4,922,988	15,813	1,098,353
Shareholder service costs - Advisor Class (See Note 5)	401,007	2,497	55,339
Shareholder service costs - Investor Class (See Note 5)	—	—	36,627
Fund administration and accounting fees (See Note 4)	354,321	108,213	140,032
Transfer agent fees (See Note 4)	87,921	8,515	62,955
Federal and state registration fees	72,111	3,674	51,918
Distribution expenses - Investor Class (See Note 5)	66,056	—	71,562
Custodian fees (See Note 4)	31,086	16,388	6,977
Reports to shareholders	27,998	2,103	14,001
Trustees’ fees	23,347	22,382	22,267
Audit fees	21,996	19,500	23,748
Legal fees	14,756	13,756	14,759
Compliance fees (See Note 4)	11,336	11,336	11,337
Other expenses and fees	11,449	8,546	9,485
Total expenses	6,046,372	232,723	1,619,360
Expense reimbursement by Administrator, Transfer Agent, and Custodian	—	(48,150)	—
Expense reimbursement by Adviser	(1,057,860)	(168,693)	(274,616)
Net expenses	4,988,512	15,880	1,344,744
NET INVESTMENT INCOME	1,233,095	27,162	825,638
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	23,234,160	134,079	3,634,196
Foreign currency translation	—	(1,422)	—
Net realized gain (loss)	23,234,160	132,657	3,634,196
Net change in unrealized appreciation (depreciation) on:
Investments	(25,984,310)	86,746	(732,865)
Foreign currency translation	—	4	—
Net change in unrealized appreciation (depreciation)	(25,984,310)	86,750	(732,865)
Net realized and unrealized gain (loss)	(2,750,150)	219,407	2,901,331
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,517,055)	$246,569	$3,726,969

The accompanying notes are an integral part of these financial statements.

10

Reinhart Funds
Statements of Changes in Net Assets

	Reinhart Genesis PMV Fund		Reinhart International PMV Fund
	Year Ended May 31,		Year Ended May 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$1,233,095	$1,346,551	$27,162	$24,724
Net realized gain	23,234,160	7,049,362	132,657	51,024
Net change in unrealized appreciation (depreciation)	(25,984,310)	77,842,916	86,750	141,732
Net increase (decrease) in net assets from operations	(1,517,055)	86,238,829	246,569	217,480
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Advisor Class	(21,298,786)	(10,665,024)	(158,322)	(28,402)
From earnings - Investor Class	(1,118,825)	(644,198)	—	—
Total distributions to shareholders	(22,417,611)	(11,309,222)	(158,322)	(28,402)
CAPITAL TRANSACTIONS:
Subscriptions - Advisor Class	268,372,840	121,732,388	1,026,754	88,087
Reinvestments - Advisor Class	20,457,780	10,135,703	158,322	28,402
Redemptions - Advisor Class	(193,010,540)	(71,958,319)	(826,177)	(5,397)
Subscriptions - Investor Class	346,924	281,500	—	—
Reinvestments - Investor Class	1,118,825	644,198	—	—
Redemptions - Investor Class	(9,422)	(475)	—	—
Net increase in net assets from capital transactions	97,276,407	60,834,995	358,899	111,092
NET iNCREASE IN nET aSSETS	73,341,741	135,764,602	447,146	300,170
NET ASSETS:
Beginning of the year	430,659,537	294,894,935	1,718,197	1,418,027
End of the year	$504,001,278	$430,659,537	$2,165,343	$1,718,197
SHARES TRANSACTIONS
Subscriptions - Advisor Class	16,577,688	8,629,541	88,826	7,957
Reinvestments - Advisor Class	1,276,218	707,800	15,136	2,574
Redemptions - Advisor Class	(12,261,556)	(5,113,715)	(72,336)	(508)
Subscriptions - Investor Class	21,977	19,146	—	—
Reinvestments - Investor Class	70,366	45,270	—	—
Redemptions - Investor Class	(674)	(33)	—	—
Total increase in shares outstanding	5,684,019	4,288,009	31,626	10,023

The accompanying notes are an integral part of these financial statements.

11

Reinhart Funds
Statements of Changes in Net Assets(Continued)

	Reinhart Mid Cap PMV Fund
	Year Ended May 31,
	2025	2024
OPERATIONS:
Net investment income	$825,638	$921,232
Net realized gain	3,634,196	7,043,837
Net change in unrealized appreciation (depreciation)	(732,865)	9,758,948
Net increase in net assets from operations	3,726,969	17,724,017
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Advisor Class	(2,794,750)	(5,259,798)
From earnings - Institutional Class	(173,426)	(220,654)
From earnings - Investor Class	(847,762)	(1,381,920)
Total distributions to shareholders	(3,815,938)	(6,862,372)
CAPITAL TRANSACTIONS:
Subscriptions - Advisor Class	3,586,112	9,585,232
Reinvestments - Advisor Class	2,575,582	4,853,160
Redemptions - Advisor Class	(19,323,178)	(46,929,692)
Subscriptions - Institutional Class	2,604,744	—
Reinvestments - Institutional Class	171,337	215,706
Redemptions - Institutional Class	(1,128,033)	(334,894)
Subscriptions - Investor Class	3,126,458	2,516,211
Reinvestments - Investor Class	842,742	1,376,151
Redemptions - Investor Class	(2,157,949)	(2,524,933)
Net decrease in net assets from capital transactions	(9,702,185)	(31,243,059)
Net decrease in net assets	(9,791,154)	(20,381,414)
NET ASSETS:
Beginning of the year	122,289,501	142,670,915
End of the year	$112,498,347	$122,289,501
SHARES TRANSACTIONS
Subscriptions - Advisor Class	203,108	576,803
Reinvestments - Advisor Class	146,340	295,204
Redemptions - Advisor Class	(1,078,878)	(2,891,962)
Subscriptions - Institutional Class	145,012	—
Reinvestments - Institutional Class	9,675	13,057
Redemptions - Institutional Class	(61,582)	(19,607)
Subscriptions - Investor Class	176,787	149,548
Reinvestments - Investor Class	47,802	83,606
Redemptions - Investor Class	(121,399)	(151,384)
Total decrease in shares outstanding	(533,135)	(1,944,735)

The accompanying notes are an integral part of these financial statements.

12

Reinhart Genesis PMV Fund
Financial Highlights
Advisor Class

	Year Ended May 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$15.49	$12.54	$12.61	$13.45	$8.73
INVESTMENT OPERATIONS:
Net investment income	0.04(a)	0.05	0.05	0.05	0.05
Net realized and unrealized gain (loss) on investments(b)	0.24	3.34	0.74	(0.29)	4.69
Total from investment operations	0.28	3.39	0.79	(0.24)	4.74
LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)	(0.06)	(0.03)	(0.09)	(0.02)
Net realized gains	(0.67)	(0.38)	(0.83)	(0.51)	—
Total distributions	(0.71)	(0.44)	(0.86)	(0.60)	(0.02)
Net asset value, end of year	$15.06	$15.49	$12.54	$12.61	$13.45
Total return	1.55%	27.33%	6.97%	−1.86%	54.33%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$478,580	$405,900	$275,600	$263,100	$192,000
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.16%	1.16%	1.19%	1.16%	1.27%
After expense reimbursement/recoupment	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets	0.25%	0.38%	0.39%	0.43%	0.64%
Portfolio turnover rate	44%	21%	47%	33%	32%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

The accompanying notes are an integral part of these financial statements.

13

Reinhart Genesis PMV Fund
Financial Highlights
Investor Class

	Year Ended May 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$15.38	$12.46	$12.55	$13.39	$8.71
INVESTMENT OPERATIONS:
Net investment income	0.00(a)(b)	0.02	0.02	0.03	0.04
Net realized and unrealized gain (loss) on investments(c)	0.23	3.31	0.74	(0.30)	4.65
Total from investment operations	0.23	3.33	0.76	(0.27)	4.69
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.03)	(0.02)	(0.06)	(0.01)
Net realized gains	(0.67)	(0.38)	(0.83)	(0.51)	—
Total distributions	(0.69)	(0.41)	(0.85)	(0.57)	(0.01)
Net asset value, end of year	$14.92	$15.38	$12.46	$12.55	$13.39
Total return	1.20%	27.04%	6.73%	−2.09%	53.82%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$25,422	$24,800	$19,300	$17,300	$17,700
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.33%	1.34%	1.37%	1.37%	1.49%
After expense reimbursement/recoupment	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income to average net assets	0.00%(d)	0.13%	0.13%	0.18%	0.38%
Portfolio turnover rate	44%	21%	47%	33%	32%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)	Amount represents less than $0.005 per share.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(d)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

14

Reinhart International PMV Fund
Financial Highlights
Advisor Class

	Year Ended May 31,
	2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of year	$11.59	$10.26	$10.00
INVESTMENT OPERATIONS:
Net investment income	0.19(a)	0.17	0.13
Net realized and unrealized gain on investments(b)	1.51	1.36	0.24
Total from investment operations	1.70	1.53	0.37
LESS DISTRIBUTIONS FROM:
Net investment income	(0.30)	(0.11)	(0.06)
Net realized gains	(0.95)	(0.09)	(0.05)
Total distributions	(1.25)	(0.20)	(0.11)
Net asset value, end of year	$12.04	$11.59	$10.26
Total return	16.29%	15.00%	3.76%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$2,165	$1,700	$1,400
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	13.98%	14.66%	19.29%
After expense reimbursement/recoupment	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets	1.63%	1.57%	1.60%
Portfolio turnover rate	67%	12%	11%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

The accompanying notes are an integral part of these financial statements.

15

Reinhart Mid Cap PMV Fund
Financial Highlights
Advisor Class

	Year Ended May 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$17.20	$15.75	$18.32	$18.22	$12.22
INVESTMENT OPERATIONS:
Net investment income	0.13(a)	0.15	0.14(a)	0.19	0.15
Net realized and unrealized gain (loss) on investments(b)	0.35	2.28	(1.84)	0.12	6.00
Total from investment operations	0.48	2.43	(1.70)	0.31	6.15
LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)	(0.16)	(0.14)	(0.21)	(0.15)
Net realized gains	(0.45)	(0.82)	(0.73)	—	—
Total distributions	(0.58)	(0.98)	(0.87)	(0.21)	(0.15)
Net asset value, end of year	$17.10	$17.20	$15.75	$18.32	$18.22
Total return	2.73%	15.71%	−9.56%(c)	1.68%	50.56%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$78,995	$92,000	$116,100	$172,600	$167,300
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.26%	1.25%	1.20%	1.16%	1.24%
After expense reimbursement/recoupment	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of net investment income to average net assets	0.73%	0.75%	0.84%	1.00%	0.90%
Portfolio turnover rate	32%	18%	42%	31%	38%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Net increase from payments by investment adviser on disposal of investments due to trade error added 0.22% to this return.
The accompanying notes are an integral part of these financial statements.

16

Reinhart Mid Cap PMV Fund
Financial Highlights
Institutional Class

	Year Ended May 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$17.29	$15.82	$18.40	$18.27	$12.25
INVESTMENT OPERATIONS:
Net investment income	0.16(a)	0.18	0.17(a)	0.21	0.16
Net realized and unrealized gain (loss) on investments(b)	0.36	2.28	(1.88)	0.13	6.02
Total from investment operations	0.52	2.46	(1.71)	0.34	6.18
LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)	(0.17)	(0.14)	(0.21)	(0.16)
Net realized gains	(0.45)	(0.82)	(0.73)	—	—
Total distributions	(0.59)	(0.99)	(0.87)	(0.21)	(0.16)
Net asset value, end of year	$17.22	$17.29	$15.82	$18.40	$18.27
Total return	2.94%	15.84%	−9.54%(c)	1.87%	50.75%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$5,655	$4,100	$3,800	$34,100	$38,400
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.19%	1.21%	1.09%	1.12%	1.18%
After expense reimbursement/recoupment	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets	0.88%	0.90%	0.99%	1.15%	1.05%
Portfolio turnover rate	32%	18%	42%	31%	38%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Net increase from payments by investment adviser on disposal of investments due to trade error added 0.22% to this return.
The accompanying notes are an integral part of these financial statements.

17

Reinhart Mid Cap PMV Fund
Financial Highlights
Investor Class

	Year Ended May 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$17.20	$15.76	$18.35	$18.23	$12.23
INVESTMENT OPERATIONS:
Net investment income	0.09(a)	0.09	0.10(a)	0.12	0.10
Net realized and unrealized gain (loss) on investments(b)	0.35	2.30	(1.84)	0.14	6.01
Total from investment operations	0.44	2.39	(1.74)	0.26	6.11
LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	(0.13)	(0.12)	(0.14)	(0.11)
Net realized gains	(0.45)	(0.82)	(0.73)	—	—
Total distributions	(0.53)	(0.95)	(0.85)	(0.14)	(0.11)
Net asset value, end of year	$17.11	$17.20	$15.76	$18.35	$18.23
Total return	2.47%	15.41%	−9.77%(c)	1.43%	50.16%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$27,848	$26,200	$22,700	$25,800	$21,000
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.57%	1.48%	1.41%	1.48%	1.57%
After expense reimbursement/recoupment	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment income to average net assets	0.48%	0.50%	0.58%	0.75%	0.65%
Portfolio turnover rate	32%	18%	42%	31%	38%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Net increase from payments by investment adviser on disposal of investments due to trade error added 0.22% to this return.
The accompanying notes are an integral part of these financial statements.

18

Reinhart Funds
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025
1. ORGANIZATION
Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Reinhart Mid Cap PMV Fund (the “Mid Cap Fund”), Reinhart Genesis PMV Fund (the “Genesis Fund”) and Reinhart International PMV Fund (the “International Fund”) (each a “Fund” and collectively, the “Funds”) are each a diversified series with their own investment objectives and policies within the Trust. The investment objective of the Funds is long-term capital appreciation. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services – Investment Companies. The Mid Cap Fund commenced operations on June 1, 2012, the Genesis Fund commenced operations on June 1, 2018 and the International Fund commenced operations on June 1, 2022. The Mid Cap Fund currently offers three classes of shares, the Investor Class, Advisor Class and the Institutional Class. The Mid Cap Fund Institutional Class commenced operations on September 29, 2017. The Genesis Fund currently offers two classes of shares, the Investor Class and the Advisor Class. The International Fund currently offers one class of shares, the Advisor Class. Investor Class shares are subject to a 0.25% Rule 12b-1 distribution and servicing fee. The Investor Class and Advisor Class shares are subject to a maximum 0.15% shareholder servicing fee. Each class of shares has identical rights and privileges except with respect to the distribution fees and voting rights on matters affecting a single share class. The Funds may issue an unlimited number of shares of beneficial interest, with no par value.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Federal Income Taxes – The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the year ended May 31, 2025, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. As of and during the year ended May 31, 2025, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the year ended May 31, 2022.
Foreign Taxes – The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments, or certain foreign currency transactions. Foreign taxes are recorded in accordance with Management’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of May 31, 2025, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
Security Transactions and Investment Income – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income earned from money market fund holdings is disclosed as interest income on the Fund’s Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.
The Funds distribute all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains

19

Reinhart Funds
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025(Continued)
may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.
For the year ended May 31, 2025. the Mid Cap Fund increased paid-in capital and decreased distributable earnings by $417,178. The Genesis Fund increased paid-in capital and decreased distributable earnings by $5,551,863. The International Fund increased paid-in capital and decreased distributable earnings by $36,067. The permanent differences are primarily due to the use of utilization of earnings and profits on redemption of shares.
Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and translations of foreign currency. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Shareholder servicing fees are expensed at an annual rate up to 0.15% of Investor Class and Advisor Class shares and 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares (See Note 5). Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.
New Accounting Pronouncements – In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

20

Reinhart Funds
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025(Continued)
3. SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to each Funds’ major categories of assets and liabilities measured at fair value on a recurring basis. The Funds’ investments are carried at fair value.
Equity Securities – Equity securities, including common stocks, preferred stocks, exchange-traded funds (“ETFs”) and real estate investment trusts (“REITs”) that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Funds’ NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Funds will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Funds’ NAV in advance of the time the NAV is calculated. All foreign securities, with the exception of Canadian and Mexican securities and those listed on a U.S. exchange, have an adjustment applied to their trade price and therefore are automatically deemed to be in Level 2 of the fair value hierarchy.
Rights and Warrants – Rights and warrants are valued at the last reported sale price on the exchange which they are traded. If they are not actively traded on the exchange, a fair value will be applied and they will be categorized in Level 3 of the fair value hierarchy.
Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating the Funds’ NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated Reinhart Partners, LLC (the “Adviser”) as their “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

21

Reinhart Funds
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025(Continued)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ securities as of May 31, 2025:
Mid Cap Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$109,139,230	$—	$—	$109,139,230
Short-Term Investments	2,953,862	—	—	2,953,862
Total Investments in Securities	$112,093,092	$—	$—	$112,093,092

Genesis Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$487,519,329	$—	$—	$487,519,329
Short-Term Investments	16,856,782	—	—	16,856,782
Total Investments in Securities	$504,376,111	$—	$—	$504,376,111

International Fund

	Level 1	Level 2	Level 3*	Total
Common Stocks	$953,631	$1,170,473	$—	$2,124,104
Warrants	—	—	—	—
Short-Term Investments	67,070	—	—	67,070
Total Investments in Securities	$1,020,701	$1,170,473	$—	$2,191,174

*	Additional Level 3 disclosures were deemed to be immaterial.
Refer to the Schedule of Investments for further information on the classification of investments.
4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has an agreement with Reinhart Partners, LLC (the “Adviser”) to furnish investment advisory services to the Funds. For its services, the Funds pay the Adviser a monthly management fee based upon the average daily net assets of the Funds at the following rates:

Fund
Mid Cap Fund	0.90%
Genesis Fund	0.95%
International Fund	0.95%

The Funds’ Adviser has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, taxes, brokerage commissions, and extraordinary expenses) do not exceed the following rates (based upon the average daily net assets of the Funds):

Fund	Investor Class	Advisor Class	Institutional Class
Mid Cap Fund	1.30%	1.05%	0.90%
Genesis Fund	1.20%	0.95%	N/A
International Fund	N/A	0.95%	N/A

Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense

22

Reinhart Funds
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025(Continued)
limit in effect at the time of recoupment. The Operating Expenses Limitation Agreements are indefinite in term and cannot be terminated through at least September 28, 2029, for the Mid Cap Fund, and September 28, 2026, for the Genesis Fund and the International Fund. Thereafter, the agreements may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Fund	Expiration	Amount
Mid Cap Fund	June 2025 - May 2026	$260,979
	June 2026 - May 2027	$265,036
	June 2027 - May 2028	$274,616
Genesis Fund	June 2025 - May 2026	$648,042
	June 2026 - May 2027	$742,406
	June 2027 - May 2028	$1,057,860
International Fund	June 2025 - May 2026	$153,512
	June 2026 - May 2027	$167,563
	June 2027 - May 2028	$168,693

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant. U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums. Fees paid by the Funds for administration and accounting, transfer agency, custody and chief compliance officer services for the year ended May 31, 2025, are disclosed in the Statements of Operations. For the International Fund, the Administrator waived $45,750 in fund administration and transfer agent fees; and the Custodian waived $2,400 in custody fees.
5. DISTRIBUTION & SHAREHOLDER SERVICE FEES
The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Funds to pay for distribution and related expenses at an annual rate of 0.25% of the average daily net assets of the Investor Class. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the year ended May 31, 2025, the Funds incurred the following expenses pursuant to the Plan:

Fund	Amount
Mid Cap Fund	$71,562
Genesis Fund	$66,056
International Fund	N/A

The Funds have entered into a shareholder servicing agreement (the “Agreement”) where the Adviser acts as the shareholder agent, under which the Funds may pay a servicing fee at an annual rate up to 0.15% of the average daily net assets of the Investor Class and Advisor Class. Payments, if any, to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds. Payments may also be made directly to the intermediaries providing shareholder services. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such

23

Reinhart Funds
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025(Continued)
intermediaries also include the provision of support services to the Funds and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the year ended May 31, 2025, the Funds incurred the following expenses pursuant to the Plan:

Fund	Investor Class	Advisor Class
Mid Cap Fund	$36,627	$55,339
Genesis Fund	—	401,007
International Fund	N/A	2,497

6. INVESTMENT TRANSACTIONS
The aggregate purchases and sales, excluding short-term investments, by the Funds for the year ended May 31, 2025, were as follows:

	U.S. Government Securities		Other
Fund	Purchases	Sales	Purchases	Sales
Mid Cap Fund	$ —	$ —	$37,579,013	$49,160,592
Genesis Fund	$—	$—	$299,172,706	$223,747,222
International Fund	$—	$—	$1,332,208	$1,112,077

7. FEDERAL TAX INFORMATION
The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at May 31, 2025, the Funds’ most recent fiscal year ended, were as follows:

Fund	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net Appreciation	Federal Income Tax Cost
Mid Cap Fund	$32,060,963	$(10,498,959)	$21,562,004	$90,531,088
Genesis Fund	108,509,546	(49,062,975)	59,446,571	444,929,540
International Fund	402,367	(180,721)	221,646	1,969,539

The difference between book-basis and tax basis unrealized appreciation is attributable primarily to the differences in tax treatment of wash sales and passive foreign investment companies. At May 31, 2025, the Funds’ most recent fiscal year end, components of accumulated loss on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Appreciation	Total Distributable Earnings
Mid Cap Fund	$175,707	$1,854,669	$21,562,004	$23,592,380
Genesis Fund	—	10,054,959	59,446,571	69,501,530
International Fund	28,812	48,388	221,646	298,846

As of May 31, 2025, the Funds’ most recent fiscal year end, the Funds did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. The Funds do not plan to defer any qualified late-year losses.

24

Reinhart Funds
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025(Continued)
The tax character of distributions paid during the year ended May 31, 2025, were as follows:

Fund	Ordinary Income*	Long-Term Capital Gains	Total
Mid Cap Fund	$849,801	$2,966,137	$3,815,938
Genesis Fund	6,651,210	15,766,401	22,417,611
International Fund	47,849	110,473	158,322

The tax character of distributions paid during the year ended May 31, 2024, were as follows:

Fund	Ordinary Income*	Long-Term Capital Gains	Total
Mid Cap Fund	$1,098,885	$5,763,488	$6,862,373
Genesis Fund	6,842,670	4,466,552	11,309,222
International Fund	16,133	12,269	28,402

*	For Federal income tax purposes, distributions of short-term capital gains are treated as ordinary income.
8. CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2025, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held	Type of Ownership
Genesis Fund	Morgan Stanley Smith Barney, LLC	36.88%	Record
International Fund	National Financial Services, LLC	46.84%	Record
	James Reinhart	32.04%	Beneficial

9. SUBSEQUENT EVENTS
Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

25

Reinhart Funds
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Reinhart Funds
and Board of Trustees of Managed Portfolio Series
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Reinhart Funds comprising the funds listed below (“Reinhart Funds” or the “Funds”), each a series of Managed Portfolio Series, as of May 31, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Reinhart Mid Cap PMV Fund Reinhart Genesis PMV Fund	For the year ended May 31, 2025	For the years ended May 31, 2025 and 2024	For the years ended May 31, 2025, 2024, 2023, 2022, and 2021
Reinhart International PMV Fund	For the year ended May 31, 2025	For the years ended May 31, 2025 and 2024	For the years ended May 31, 2025, 2024, and 2023

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2012.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
July 30, 2025

26

Reinhart Funds
ADDITIONAL INFORMATION
May 31, 2025 (Unaudited)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
Each Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT are each available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, each Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-855-774-3863.
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Funds' Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-774-3863. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling 1-855-774-3863, or (2) on the SEC’s website at www.sec.gov.
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended May 31, 2025, certain dividends paid by the Funds may be reported as qualified dividend income and may be eligible for taxation at capital gain rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund
Mid Cap Fund	100.00%
Genesis Fund	73.88%
International Fund	86.77%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended May 31, 2025, was as follows:

Fund
Mid Cap Fund	100.00%
Genesis Fund	71.65%
International Fund	0.29%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) were as follows:

Fund
Mid Cap Fund	0.00%
Genesis Fund	66.75%
International Fund	21.53%

FOREIGN TAX CREDIT PASS THROUGH
Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the year ended May 31, 2025. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Fund	Gross Foreign Income	Foreign tax Paid
International Fund	$46,156	$5,426

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes. Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

27

Reinhart Funds
ADDITIONAL INFORMATION
May 31, 2025 (Unaudited)(Continued)
ADDITIONAL REQUIRED DISCLOSURE FROM FORM N-CSR
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
See the Statement of Operations.
Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

28

Reinhart Funds
APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Reinhart Partners, LLC (Unaudited)
At a meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 19-20, 2025, the Trust’s Board of Trustees (“Board”), including all of the trustees (“Trustees”) who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved the continuation of the Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of each of the Reinhart Mid Cap PMV Fund, Reinhart Genesis PMV Fund, and Reinhart International PMV Fund (each a “Fund” or collectively, the “Funds”) and Reinhart Partners, LLC (“Reinhart” or the “Adviser”).
Prior to the meeting and at the meeting held on January 7, 2025, the Trustees received and considered information from Reinhart and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”). Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum and advice from such counsel discussing the legal standards for their consideration of the renewal of the Investment Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.
In determining whether to approve the Investment Advisory Agreement, the Trustees considered all factors they believed relevant including the following with respect to each Fund: (1) the nature, extent, and quality of the services to be provided by Reinhart with respect to the Fund; (2) the Fund’s historical performance and the performance of other investment accounts managed by Reinhart, as applicable; (3) the costs of the services provided by Reinhart and the profits expected to be realized by Reinhart from services rendered to the Trust with respect to each Fund; (4) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as each Fund grows, and whether the advisory fee for each Fund reflects such economies of scale for the Fund’s benefit; and (6) other financial benefits to Reinhart resulting from its relationship with the Fund. In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them and did not identify any particular information that was all-important or controlling. The Board considered the information and made its determinations for each Fund separately and independently of the other Funds.
Based upon the information provided to the Board throughout the course of the year, including a presentation to the Board by representatives of Reinhart, and the Support Materials, the Board concluded that the overall arrangements between the Trust and Reinhart set forth in the Investment Advisory Agreement, as it relates to each Fund, are fair and reasonable in light of the services Reinhart performs, the investment advisory fees that each Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the Investment Advisory Agreement, as it relates to each Fund, are summarized below.
Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Reinhart would provide under the Investment Advisory Agreement, noting that such services include but are not limited to the following for each Fund: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold, or otherwise disposed of and the timing of such transactions; (3) voting proxies, if any, with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Reinhart effects on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws. The Trustees considered the qualifications, experience and responsibilities of the portfolio managers to each Fund as well as Reinhart’s resources and compliance structure, including information regarding its compliance program, its chief compliance officer and Reinhart’s compliance record. The Trustees concluded that Reinhart has the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Investment Advisory Agreement and that the nature, overall quality and extent of such management services would be satisfactory.
Fund Historical Performance and the Overall Performance of Reinhart. In assessing the quality of the portfolio management delivered by Reinhart, the Trustees reviewed the performance of the Reinhart Mid Cap PMV Fund, Reinhart Genesis PMV Fund, and Reinhart International PMV Fund on both an absolute basis and in comparison to an appropriate benchmark index, each Fund’s Morningstar category (“Category”) as well as a smaller sub-set of peer

29

Reinhart Funds
APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Reinhart Partners, LLC (Unaudited)(Continued)
funds (“Cohort”), and the composite of separate accounts that Reinhart manages utilizing a similar investment strategy as that of each Fund, as applicable. When comparing each Fund’s performance against its respective Category and Cohort, the Trustees took into account that the investment objective and strategies of each Fund, as well as the Fund’s level of risk tolerance, may differ significantly from funds in the Category and Cohort.
•
Reinhart Mid Cap PMV Fund. The Trustees noted that the Fund had underperformed both the Category and Cohort averages, as well as underperformed its benchmark index, for all periods presented as of September 30, 2024. The Trustees noted that the Fund’s Investor Class and Advisor Class did not perform as well against the benchmark index as compared to the Institutional Class, but that these classes have a 12b-1 fee and/or a shareholder servicing fee, which is not necessarily the case for the funds included in the Category and Cohort. The Trustees also considered that the Fund’s performance was generally consistent with the returns of the Adviser’s composite for accounts with a similar strategy over all relevant time periods.

•
Reinhart Genesis PMV Fund. The Trustees noted that the Fund had outperformed both the Category and Cohort averages for all periods ended September 30, 2024, but had underperformed its benchmark index for all period presented except the three-year period ended September 30, 2024, and had outperformed an additional index for all periods presented as of September 30, 2024. The Trustees also considered that the Fund’s performance was generally consistent with the returns of the Adviser’s composite for accounts with a similar strategy over all relevant time periods.

•
Reinhart International PMV Fund. The Trustees noted that the Fund had outperformed the Cohort average for the year-to-date and one-year periods ended September 30, 2024, and had also outperformed the Category average for the one-year period ended September 30, 2024, but underperformed it for the year-to-date period ended September 30, 2024. The Trustees noted that the Fund had outperformed its benchmark index over the since-inception period ended September 30, 2024, and had underperformed its benchmark index over all other periods presented. The Trustees also considered that Reinhart does not manage other accounts or composites with the same or substantially similar strategies as the Fund.

Cost of Advisory Services and Profitability. The Trustees considered the annual advisory fee that each Fund pays to Reinhart under the Investment Advisory Agreement, as well as Reinhart’s profitability from services that it rendered to each Fund during the 12-month period ended September 30, 2024. The Trustees also noted favorably the expense limitation agreement under which Reinhart contractually agreed to reduce its advisory fees and, if necessary, reimburse each Fund for operating expenses, as specified in the Funds’ prospectus, and observed that Reinhart had waived a portion of its management fee with respect to each Fund over its most recent fiscal year. The Trustees further considered that the management fees Reinhart charges to separately managed accounts with strategies and asset levels similar to those of the Reinhart Mid Cap PMV Fund and Reinhart Genesis PMV Fund are lower than the advisory fee for each Fund, respectively. They also noted, however, that Reinhart has additional responsibilities with respect to the Funds, including the preparation of Board and shareholder materials, which justify the higher fee. The Trustees observed that the Reinhart International PMV Fund’s strategy is not offered in a separately managed account. The Trustees considered the reasonableness of Reinhart’s profits from its service relationship with each Fund, noting that the Reinhart International PMV Fund had not been profitable over the 12-month period ended September 30, 2024.
Comparative Fee and Expense Data. The Trustees considered a comparative analysis of contractual expenses borne by each Fund and those of funds within the same Category and Cohort as of September 30, 2024.
•
Reinhart Mid Cap PMV Fund. The Trustees noted that while the Fund’s advisory fee was higher than the Category and Cohort averages, the total expenses of the Fund’s Institutional Class (after waivers and expense reimbursements) were below the Category and Cohort averages. Regarding the Fund’s Advisor Class and Investor Class, the Trustees noted that these classes include shareholder servicing and/or Rule 12b-1 fees, which is not necessarily the case for the funds included in the Category and Cohort.

•
Reinhart Genesis PMV Fund. The Trustees noted that while the Fund’s advisory fee was higher than the Category and Cohort averages, the total expenses of the Fund’s Advisor Class (after waivers and expense reimbursements) were below the Category and Cohort averages. Regarding the Fund’s Investor Class, the Trustees noted that this class includes shareholder servicing and Rule 12b-1 fees, which is not necessarily the case for the funds included in the Category and Cohort.

30

Reinhart Funds
APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Reinhart Partners, LLC (Unaudited)(Continued)
•
Reinhart International PMV Fund. The Trustees noted that the Fund’s advisory fee was higher than the Category and Cohort averages, and its total expenses (after waivers and expense reimbursements) were higher than the Category average but lower than the Cohort average. The Trustees further considered that the Fund includes a shareholder servicing which is not necessarily the case for the funds included in the Category and Cohort.

While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Reinhart’s advisory fee with respect to each Fund continues to be reasonable.
Economies of Scale. The Trustees considered whether the Funds would benefit from any economies of scale, noting that the investment advisory fees for the Funds do not contain breakpoints. The Trustees noted that at current asset levels, it was not necessary to consider the implementation of fee breakpoints but agreed to revisit the issue in the future as circumstances change and asset levels increase.
Other Benefits. The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its relationship with the Funds. The Trustees considered the extent to which Reinhart utilizes soft dollar arrangements with respect to portfolio transactions and considered that Reinhart does not utilize any affiliated brokers to execute the Funds’ portfolio transactions. While the Trustees noted Rule 12b-1 fees may be paid for shareholder and distribution services performed on behalf of the Funds, the Trustees also observed that the Adviser was incurring its own distribution expenses on behalf of the Funds. The Trustees considered that Reinhart may receive some form of reputational benefit from services rendered to the Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Reinhart does not receive additional material benefits from its relationship with the Funds.

31

INVESTMENT ADVISER
Reinhart Partners, LLC
11090 North Weston Drive
Mequon, WI 53092
DISTRIBUTOR
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212
ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103
This report must be accompanied or preceded by a prospectus.
The Funds’ Statement of Additional Information contains additional information about the Funds’ trustees and is available without charge upon request by calling 1-855-774-3863.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) “Filed herewith”

(2) Not applicable

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Not applicable to open-end investment companies

(5) Not applicable to open-end investment companies

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	8/6/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	8/6/2025

By (Signature and Title)*	/s/ Benjamin J. Eirich
Benjamin J. Eirich, Principal Financial Officer

Date	8/6/2025

* Print the name and title of each signing officer under his or her signature.